Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Disclosure of Basic and Diluted Loss Per Share

The calculations of the basic and diluted loss per share are based on the following data:

	For the six months ended June 30,
	2023	2022
(In thousands of US$, except per share data)	US$	US$
Loss:
Loss for the period attributable to owners of the Company for the purpose of calculating basic loss per share	(150,694)	(3,417)

Effect of dilutive potential ordinary shares:
Gain on fair value change of Series C convertible preferred shares	—	(28,209)
Loss for the period attributable to owners of the Company for the purpose of calculating diluted loss per share	(150,694)	(31,626)

(In thousands, except per share data in US$)
Number of shares:
Weighted average number of ordinary shares for the purpose of calculating basic loss per share ('000)	59,000	27,982

Effect of dilutive potential ordinary share:
Series C convertible preferred shares ('000)	—	18,382
Weighted average number of ordinary shares for the purpose of calculating diluted loss per share ('000)	59,000	46,364

Basic loss per common share	(2.55)	(0.12)
Diluted loss per common share	(2.55)	(0.68)
Weighted average number of common shares outstanding - Basic ('000)	59,000	27,982
Weighted average number of common shares outstanding - Diluted ('000)	59,000	46,364

Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share

The diluted loss per share for the six months ended June 30, 2022 and 2023 does not include the effect of the following instruments held as of June 30, 2022 and 2023 as their inclusion would be anti-dilutive:

	As of June 30,
	2023	2022
		(note i)
Number of series A1 convertible preferred shares ("Series A1 Preferred Shares")	—	9,465,755
Number of series A2 convertible preferred shares ("Series A2 Preferred Shares")	—	5,259,171
Number of series B convertible preferred shares ("Series B Preferred Shares")	—	21,313,962
Number of series C convertible preferred shares ("Series C Preferred Shares")	—	*
Unvested restricted shares	—	496,752
Share options	12,708,781	9,659,941
Apollomics Private Warrants	619,400	—
Apollomics Public Warrants	10,350,000	—
Penny Warrants	57,500	—